GMO Trust | GMO Developed World Stock Fund
GMO DEVELOPED WORLD STOCK FUND
Investment objective
High total return.
Fees and expenses
The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - GMO Trust GMO Developed World Stock Fund		Class III	Class IV
Purchase premium (as a percentage of amount invested)	[1]	0.25%	0.25%
Redemption fee (as a percentage of amount redeemed)	[1]	0.25%	0.25%
[1]	An additional purchase premium and redemption fee of 0.005% is charged for any purchases/redemptions (or any portion of a purchase/redemption) effected in a currency other than the U.S. dollar.

Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - GMO Trust GMO Developed World Stock Fund		Class III	Class IV
Management fee	[1]	0.45%	0.45%
Shareholder service fee	[1]	0.15%	0.10%
Other expenses		0.11%	0.11%
Total annual operating expenses		0.71%	0.66%
Expense reimbursement	[1]	(0.11%)	(0.11%)
Total annual operating expenses after expense reimbursement		0.60%	0.55%
[1]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund's management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund's direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If you sell your shares
Expense Example - GMO Trust GMO Developed World Stock Fund (USD $)	1 Year		3 Years	5 Years	10 Years
Class III	112	[1]	269	439	933
Class IV	107	[1]	253	412	873
[1]	After reimbursement

If you do not sell your shares
Expense Example, No Redemption - GMO Trust GMO Developed World Stock Fund (USD $)	1 Year		3 Years	5 Years	10 Years
Class III	86	[1]	240	408	895
Class IV	81	[1]	225	381	835
[1]	After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 56% of the average value of its portfolio.
Principal investment strategies
The Manager seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of equity stocks that the Manager believes will provide a higher return than the MSCI World Index.

The Manager determines which stocks to buy or sell according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting stocks for the Fund, the Manager may use a combination of investment methods to identify stocks that the Manager believes have positive return potential relative to other stocks in the Fund’s investment universe. Some of these methods evaluate individual stocks or groups of stocks based on the ratio of their price relative to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of price movement or volatility of a stock or groups of stocks relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country, or currency. The factors considered and investment methods used by the Manager can change over time.

As a substitute for direct investments in stocks, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts and swap contracts. In addition, the Fund may lend its portfolio securities.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in stocks tied economically to developed markets (see “Name Policies”). For this purpose, the term “stocks” refers to investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts, and the term “developed markets” refers to those countries included in the MSCI World Index, a global developed markets equity index, and countries with similar characteristics (e.g., countries that have sustained economic development, sufficient liquidity for listed companies and accessible markets). The Manager may make investments tied economically to emerging countries.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”
  Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.
  Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.
  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.
  Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.
  Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.
  Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.
  Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.
  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.
  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class III Shares Years Ending December 31

Highest Quarter: 18.37% (2Q2009) Lowest Quarter: -19.92% (4Q2008) Year-to-Date (as of 3/31/12): 9.02%
Average Annual Total Returns Periods Ending December 31, 2011
Average Annual Total Returns - GMO Trust GMO Developed World Stock Fund	1 Year	5 Years	10 Years	Incept.	Inception Date
Class III	(3.75%)	(2.68%)		1.69%	Aug. 01, 2005
Class IV	(3.73%)	(2.63%)		1.58%	Sep. 01, 2005
Return After Taxes on Distributions Class III	(4.23%)	(3.49%)		0.88%	Aug. 01, 2005
Return After Taxes on Distributions and Sale of Fund Shares Class III	(2.05%)	(2.38%)		1.29%	Aug. 01, 2005
MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments) Class III	(5.54%)	(2.37%)		1.94%	Aug. 01, 2005
MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments) Class IV	(5.54%)	(2.37%)		1.74%	Sep. 01, 2005